UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
October 31, 2018

One Choice In Retirement Portfolio - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 99.7%
Domestic Fixed Income Funds — 35.4%
Inflation-Adjusted Bond Fund G Class	4,960,286	55,059,172
NT Diversified Bond Fund G Class	32,862,418	334,210,791
NT High Income Fund G Class	6,377,355	61,286,377
Short Duration Inflation Protection Bond Fund G Class	12,048,367	122,893,349
		573,449,689
Domestic Equity Funds — 34.7%
NT Core Equity Plus Fund G Class	2,728,386	45,154,781
NT Disciplined Growth Fund G Class	1,726,358	22,252,751
NT Equity Growth Fund G Class	11,071,883	151,131,204
NT Growth Fund G Class	3,610,251	67,114,559
NT Heritage Fund G Class	2,310,402	33,570,137
NT Large Company Value Fund G Class	12,983,314	146,711,449
NT Mid Cap Value Fund G Class	5,240,742	66,609,835
NT Small Company Fund G Class	3,044,103	28,249,276
		560,793,992
International Fixed Income Funds — 12.2%
Emerging Markets Debt Fund G Class	2,135,399	20,905,554
Global Bond Fund G Class	13,387,668	135,617,080
International Bond Fund G Class	3,238,084	40,670,335
		197,192,969
Money Market Funds — 10.3%
U.S. Government Money Market Fund G Class	166,637,997	166,637,997
International Equity Funds — 7.1%
NT Global Real Estate Fund G Class	1,615,946	15,206,048
NT International Growth Fund G Class	5,846,631	65,949,995
NT International Value Fund G Class	3,724,444	34,004,177
		115,160,220
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,418,089,330)		1,613,234,867
OTHER ASSETS AND LIABILITIES — 0.3%		4,198,186
TOTAL NET ASSETS — 100.0%		$1,617,433,053

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Inflation-Adjusted Bond Fund	$57,124	—	$850	$(1,215)	$55,059	4,960	$(23)	—
NT Diversified Bond Fund	380,739	$3,714	45,283	(4,959)	334,211	32,862	(2,246)	$3,244
NT High Income Fund	63,808	989	2,217	(1,294)	61,286	6,377	(41)	987
Short Duration Inflation Protection Bond Fund	133,400	—	10,415	(92)	122,893	12,048	(132)	—
NT Core Equity Plus Fund	49,848	—	1,347	(3,346)	45,155	2,728	718	—
NT Disciplined Growth Fund	24,529	—	960	(1,316)	22,253	1,726	379	—
NT Equity Growth Fund	164,331	3,273	4,737	(11,736)	151,131	11,072	1,977	628
NT Growth Fund	72,987	—	2,007	(3,865)	67,115	3,610	1,464	—
NT Heritage Fund	36,491	—	1,283	(1,638)	33,570	2,310	577	—
NT Large Company Value Fund	156,979	1,033	3,049	(8,251)	146,712	12,983	326	942
NT Mid Cap Value Fund	74,732	365	1,507	(6,980)	66,610	5,241	316	365
NT Small Company Fund	32,646	207	1,158	(3,446)	28,249	3,044	291	207
Emerging Markets Debt Fund	21,525	243	548	(314)	20,906	2,135	(25)	243
Global Bond Fund	148,468	—	12,027	(824)	135,617	13,388	(144)	—
International Bond Fund	42,040	127	73	(1,424)	40,670	3,238	1	—
U.S. Government Money Market Fund	176,321	1,301	10,984	—	166,638	166,638	—	889
NT Global Real Estate Fund	16,663	—	689	(768)	15,206	1,616	(3)	—
NT International Growth Fund	73,983	1,535	1,155	(8,413)	65,950	5,847	144	—
NT International Value Fund	36,930	939	205	(3,660)	34,004	3,724	—	—
	$1,763,544	$13,726	$100,494	$(63,541)	$1,613,235	295,547	$3,579	$7,505

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2020 Portfolio
October 31, 2018

One Choice 2020 Portfolio - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 99.8%
Domestic Equity Funds — 35.9%
NT Core Equity Plus Fund G Class	3,130,028	51,801,959
NT Disciplined Growth Fund G Class	2,108,662	27,180,659
NT Equity Growth Fund G Class	12,528,604	171,015,444
NT Growth Fund G Class	4,348,362	80,836,041
NT Heritage Fund G Class	2,993,435	43,494,604
NT Large Company Value Fund G Class	14,826,142	167,535,401
NT Mid Cap Value Fund G Class	6,319,261	80,317,807
NT Small Company Fund G Class	3,382,196	31,386,779
		653,568,694
Domestic Fixed Income Funds — 34.4%
Inflation-Adjusted Bond Fund G Class	5,944,689	65,986,045
NT Diversified Bond Fund G Class	36,361,946	369,800,987
NT High Income Fund G Class	7,085,951	68,095,992
Short Duration Inflation Protection Bond Fund G Class	12,093,568	123,354,397
		627,237,421
International Fixed Income Funds — 12.1%
Emerging Markets Debt Fund G Class	2,744,816	26,871,753
Global Bond Fund G Class	14,685,096	148,760,020
International Bond Fund G Class	3,586,016	45,040,363
		220,672,136
Money Market Funds — 9.6%
U.S. Government Money Market Fund G Class	175,576,814	175,576,814
International Equity Funds — 7.8%
NT Emerging Markets Fund G Class	503,520	5,377,593
NT Global Real Estate Fund G Class	1,984,954	18,678,415
NT International Growth Fund G Class	6,605,491	74,509,941
NT International Small-Mid Cap Fund G Class	129,805	1,431,746
NT International Value Fund G Class	4,595,540	41,957,276
		141,954,971
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,634,756,656)		1,819,010,036
OTHER ASSETS AND LIABILITIES — 0.2%		3,801,015
TOTAL NET ASSETS — 100.0%		$1,822,811,051

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$57,658	—	$2,181	$(3,675)	$51,802	3,130	$656	—
NT Disciplined Growth Fund	30,549	—	1,609	(1,759)	27,181	2,109	630	—
NT Equity Growth Fund	188,087	$2,994	7,073	(12,993)	171,015	12,529	1,915	$716
NT Growth Fund	88,785	—	3,301	(4,648)	80,836	4,348	1,778	—
NT Heritage Fund	49,057	—	3,055	(2,507)	43,495	2,993	1,181	—
NT Large Company Value Fund	181,248	1,343	5,589	(9,467)	167,535	14,826	411	1,076
NT Mid Cap Value Fund	90,992	474	2,693	(8,455)	80,318	6,319	418	440
NT Small Company Fund	36,409	230	1,476	(3,776)	31,387	3,382	257	230
Inflation-Adjusted Bond Fund	73,637	—	6,349	(1,302)	65,986	5,945	(219)	—
NT Diversified Bond Fund	431,473	5,659	62,413	(4,918)	369,801	36,362	(3,143)	3,637
NT High Income Fund	75,746	1,145	7,448	(1,347)	68,096	7,086	(132)	1,145
Short Duration Inflation Protection Bond Fund	135,237	1,132	12,943	(72)	123,354	12,094	(158)	—
Emerging Markets Debt Fund	27,851	313	897	(395)	26,872	2,745	(44)	313
Global Bond Fund	168,189	90	18,729	(790)	148,760	14,685	(286)	—
International Bond Fund	47,823	149	1,339	(1,593)	45,040	3,586	(1)	—
U.S. Government Money Market Fund	187,714	1,555	13,692	—	175,577	175,577	—	938
NT Emerging Markets Fund	7,157	—	593	(1,186)	5,378	504	248	—
NT Global Real Estate Fund	20,844	—	1,227	(939)	18,678	1,985	(8)	—
NT International Growth Fund	84,316	1,406	1,574	(9,638)	74,510	6,605	296	—
NT International Small-Mid Cap Fund	1,976	—	185	(359)	1,432	130	59	—
NT International Value Fund	46,694	752	966	(4,523)	41,957	4,596	(1)	—
	$2,031,442	$17,242	$155,332	$(74,342)	$1,819,010	321,536	$3,857	$8,495

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
October 31, 2018

One Choice 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 99.8%
Domestic Equity Funds — 38.5%
NT Core Equity Plus Fund G Class	4,910,581	81,270,115
NT Disciplined Growth Fund G Class	4,104,330	52,904,814
NT Equity Growth Fund G Class	18,983,472	259,124,393
NT Growth Fund G Class	7,993,503	148,599,224
NT Heritage Fund G Class	6,456,802	93,817,337
NT Large Company Value Fund G Class	23,957,061	270,714,789
NT Mid Cap Value Fund G Class	11,501,869	146,188,760
NT Small Company Fund G Class	4,649,233	43,144,886
		1,095,764,318
Domestic Fixed Income Funds — 32.1%
Inflation-Adjusted Bond Fund G Class	11,719,053	130,081,483
NT Diversified Bond Fund G Class	53,574,224	544,849,860
NT High Income Fund G Class	12,310,845	118,307,224
Short Duration Inflation Protection Bond Fund G Class	11,929,444	121,680,327
		914,918,894
International Fixed Income Funds — 11.9%
Emerging Markets Debt Fund G Class	5,698,500	55,788,313
Global Bond Fund G Class	21,586,577	218,672,023
International Bond Fund G Class	5,228,552	65,670,617
		340,130,953
International Equity Funds — 10.2%
NT Emerging Markets Fund G Class	3,375,558	36,050,964
NT Global Real Estate Fund G Class	3,857,327	36,297,445
NT International Growth Fund G Class	11,252,555	126,928,820
NT International Small-Mid Cap Fund G Class	901,610	9,944,756
NT International Value Fund G Class	9,003,743	82,204,172
		291,426,157
Money Market Funds — 7.1%
U.S. Government Money Market Fund G Class	202,191,095	202,191,095
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $2,481,924,020)		2,844,431,417
OTHER ASSETS AND LIABILITIES — 0.2%		6,208,175
TOTAL NET ASSETS — 100.0%		$2,850,639,592

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$88,390	—	$1,817	$(5,303)	$81,270	4,911	$557	—
NT Disciplined Growth Fund	58,066	—	2,096	(3,065)	52,905	4,104	845	—
NT Equity Growth Fund	277,885	$7,425	7,375	(18,811)	259,124	18,983	2,114	$1,074
NT Growth Fund	157,964	349	2,563	(7,151)	148,599	7,994	1,730	—
NT Heritage Fund	102,648	—	4,189	(4,642)	93,817	6,457	1,703	—
NT Large Company Value Fund	285,338	3,634	3,474	(14,783)	270,715	23,957	156	1,731
NT Mid Cap Value Fund	161,510	1,390	1,847	(14,864)	146,189	11,502	261	800
NT Small Company Fund	49,161	316	1,293	(5,039)	43,145	4,649	197	315
Inflation-Adjusted Bond Fund	138,218	—	5,382	(2,755)	130,081	11,719	(236)	—
NT Diversified Bond Fund	613,947	8,122	68,957	(8,262)	544,850	53,574	(3,560)	5,308
NT High Income Fund	125,062	1,943	6,224	(2,474)	118,307	12,311	(101)	1,939
Short Duration Inflation Protection Bond Fund	124,569	894	3,586	(197)	121,680	11,929	(46)	—
Emerging Markets Debt Fund	56,739	648	728	(871)	55,788	5,699	(34)	648
Global Bond Fund	239,369	170	19,737	(1,130)	218,672	21,587	(456)	—
International Bond Fund	68,066	—	95	(2,300)	65,671	5,229	(1)	—
NT Emerging Markets Fund	43,400	—	946	(6,403)	36,051	3,376	278	—
NT Global Real Estate Fund	39,168	—	1,030	(1,840)	36,298	3,857	(5)	—
NT International Growth Fund	140,462	4,538	2,070	(16,001)	126,929	11,253	186	—
NT International Small-Mid Cap Fund	12,468	—	344	(2,179)	9,945	902	115	—
NT International Value Fund	89,915	1,958	857	(8,812)	82,204	9,004	(13)	—
U.S. Government Money Market Fund	207,872	1,908	7,589	—	202,191	202,191	—	1,062
	$3,080,217	$33,295	$142,199	$(126,882)	$2,844,431	435,188	$3,690	$12,877

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
October 31, 2018

One Choice 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 99.9%
Domestic Equity Funds — 41.9%
NT Core Equity Plus Fund G Class	4,122,034	68,219,662
NT Disciplined Growth Fund G Class	4,082,437	52,622,612
NT Equity Growth Fund G Class	15,342,001	209,418,313
NT Growth Fund G Class	7,809,461	145,177,873
NT Heritage Fund G Class	6,421,820	93,309,050
NT Large Company Value Fund G Class	20,549,733	232,211,980
NT Mid Cap Value Fund G Class	10,593,981	134,649,496
NT Small Company Fund G Class	4,519,200	41,938,179
		977,547,165
Domestic Fixed Income Funds — 28.7%
Inflation-Adjusted Bond Fund G Class	9,789,279	108,660,993
NT Diversified Bond Fund G Class	40,843,423	415,377,607
NT High Income Fund G Class	10,087,579	96,941,631
Short Duration Inflation Protection Bond Fund G Class	4,816,656	49,129,890
		670,110,121
International Equity Funds — 12.9%
NT Emerging Markets Fund G Class	4,830,441	51,589,109
NT Global Real Estate Fund G Class	3,860,451	36,326,848
NT International Growth Fund G Class	10,257,009	115,699,060
NT International Small-Mid Cap Fund G Class	1,314,922	14,503,586
NT International Value Fund G Class	9,180,781	83,820,533
		301,939,136
International Fixed Income Funds — 11.2%
Emerging Markets Debt Fund G Class	5,247,714	51,375,116
Global Bond Fund G Class	16,526,488	167,413,327
International Bond Fund G Class	3,360,689	42,210,256
		260,998,699
Money Market Funds — 5.2%
U.S. Government Money Market Fund G Class	121,214,646	121,214,646
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,106,772,738)		2,331,809,767
OTHER ASSETS AND LIABILITIES — 0.1%		3,200,989
TOTAL NET ASSETS — 100.0%		$2,335,010,756

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$74,856	—	$2,166	$(4,470)	$68,220	4,122	$487	—
NT Disciplined Growth Fund	59,053	—	3,048	(3,382)	52,623	4,082	1,186	—
NT Equity Growth Fund	229,344	$3,762	8,295	(15,393)	209,418	15,342	1,810	$876
NT Growth Fund	158,914	325	6,278	(7,783)	145,178	7,809	2,635	—
NT Heritage Fund	103,328	188	5,846	(4,361)	93,309	6,422	1,461	—
NT Large Company Value Fund	247,466	3,877	6,445	(12,686)	232,212	20,550	135	1,488
NT Mid Cap Value Fund	149,093	1,998	2,968	(13,474)	134,649	10,594	83	732
NT Small Company Fund	49,097	307	2,363	(5,103)	41,938	4,519	436	307
Inflation-Adjusted Bond Fund	117,118	—	6,460	(1,997)	108,661	9,789	(503)	—
NT Diversified Bond Fund	469,601	7,764	55,693	(6,294)	415,378	40,843	(2,720)	4,047
NT High Income Fund	107,032	1,634	9,791	(1,933)	96,942	10,088	(160)	1,634
Short Duration Inflation Protection Bond Fund	49,134	1,373	1,298	(79)	49,130	4,817	(20)	—
NT Emerging Markets Fund	57,187	2,882	—	(8,480)	51,589	4,830	—	—
NT Global Real Estate Fund	39,336	—	1,169	(1,840)	36,327	3,860	(10)	—
NT International Growth Fund	127,931	4,376	1,964	(14,644)	115,699	10,257	277	—
NT International Small-Mid Cap Fund	18,160	—	484	(3,172)	14,504	1,315	161	—
NT International Value Fund	91,224	2,814	1,276	(8,942)	83,820	9,181	(21)	—
Emerging Markets Debt Fund	55,687	621	4,294	(639)	51,375	5,248	(227)	621
Global Bond Fund	183,159	87	14,995	(838)	167,413	16,526	(360)	—
International Bond Fund	42,435	1,417	181	(1,461)	42,210	3,361	(6)	—
U.S. Government Money Market Fund	127,418	644	6,847	—	121,215	121,215	—	644
	$2,556,573	$34,069	$141,861	$(116,971)	$2,331,810	314,770	$4,644	$10,349

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
October 31, 2018

One Choice 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 99.9%
Domestic Equity Funds — 45.9%
NT Core Equity Plus Fund G Class	4,869,517	80,590,511
NT Disciplined Growth Fund G Class	5,167,268	66,606,087
NT Equity Growth Fund G Class	16,558,028	226,017,085
NT Growth Fund G Class	10,252,440	190,592,853
NT Heritage Fund G Class	7,693,766	111,790,419
NT Large Company Value Fund G Class	22,770,722	257,309,157
NT Mid Cap Value Fund G Class	11,494,721	146,097,899
NT Small Company Fund G Class	6,843,217	63,505,054
		1,142,509,065
Domestic Fixed Income Funds — 23.9%
Inflation-Adjusted Bond Fund G Class	8,540,057	94,794,636
NT Diversified Bond Fund G Class	38,357,372	390,094,472
NT High Income Fund G Class	10,166,890	97,703,813
Short Duration Inflation Protection Bond Fund G Class	1,252,898	12,779,557
		595,372,478
International Equity Funds — 15.6%
NT Emerging Markets Fund G Class	6,208,123	66,302,756
NT Global Real Estate Fund G Class	4,889,862	46,013,606
NT International Growth Fund G Class	13,053,175	147,239,816
NT International Small-Mid Cap Fund G Class	2,061,210	22,735,143
NT International Value Fund G Class	11,496,698	104,964,852
		387,256,173
International Fixed Income Funds — 9.3%
Emerging Markets Debt Fund G Class	5,815,630	56,935,016
Global Bond Fund G Class	15,720,255	159,246,184
International Bond Fund G Class	1,132,869	14,228,831
		230,410,031
Money Market Funds — 5.2%
U.S. Government Money Market Fund G Class	128,688,630	128,688,630
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,153,781,348)		2,484,236,377
OTHER ASSETS AND LIABILITIES — 0.1%		3,201,014
TOTAL NET ASSETS — 100.0%		$2,487,437,391

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$87,513	—	$1,805	$(5,118)	$80,590	4,870	$404	—
NT Disciplined Growth Fund	73,054	—	2,602	(3,846)	66,606	5,167	1,034	—
NT Equity Growth Fund	245,923	$3,267	7,051	(16,122)	226,017	16,558	1,475	$948
NT Growth Fund	205,603	929	6,203	(9,736)	190,593	10,252	2,899	—
NT Heritage Fund	120,232	683	4,435	(4,690)	111,790	7,694	1,183	—
NT Large Company Value Fund	275,777	2,381	6,847	(14,002)	257,309	22,771	101	1,666
NT Mid Cap Value Fund	160,406	2,396	2,098	(14,606)	146,098	11,495	61	792
NT Small Company Fund	70,948	1,336	1,455	(7,324)	63,505	6,843	270	458
Inflation-Adjusted Bond Fund	99,314	—	2,458	(2,061)	94,795	8,540	(88)	—
NT Diversified Bond Fund	434,441	5,839	43,992	(6,194)	390,094	38,357	(2,244)	3,778
NT High Income Fund	105,523	1,626	7,453	(1,992)	97,704	10,167	(115)	1,625
Short Duration Inflation Protection Bond Fund	12,132	672	—	(25)	12,779	1,253	—	—
NT Emerging Markets Fund	74,196	3,108	—	(11,001)	66,303	6,208	—	—
NT Global Real Estate Fund	48,957	—	603	(2,340)	46,014	4,890	(6)	—
NT International Growth Fund	160,571	5,510	564	(18,277)	147,240	13,053	152	—
NT International Small-Mid Cap Fund	27,955	—	375	(4,845)	22,735	2,061	125	—
NT International Value Fund	113,810	2,471	55	(11,261)	104,965	11,497	(1)	—
Emerging Markets Debt Fund	60,079	680	3,039	(785)	56,935	5,816	(153)	680
Global Bond Fund	172,252	—	12,185	(821)	159,246	15,720	(310)	—
International Bond Fund	13,992	728	—	(491)	14,229	1,133	—	—
U.S. Government Money Market Fund	134,898	686	6,895	—	128,689	128,689	—	685
	$2,697,576	$32,312	$110,115	$(135,537)	$2,484,236	333,034	$4,787	$10,632

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
October 31, 2018

One Choice 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 99.9%
Domestic Equity Funds — 49.9%
NT Core Equity Plus Fund G Class	3,379,160	55,925,103
NT Disciplined Growth Fund G Class	4,008,247	51,666,304
NT Equity Growth Fund G Class	12,076,699	164,846,942
NT Growth Fund G Class	8,540,271	158,763,638
NT Heritage Fund G Class	6,112,075	88,808,454
NT Large Company Value Fund G Class	17,564,611	198,480,107
NT Mid Cap Value Fund G Class	8,232,080	104,629,731
NT Small Company Fund G Class	5,871,789	54,490,201
		877,610,480
Domestic Fixed Income Funds — 19.9%
Inflation-Adjusted Bond Fund G Class	4,426,554	49,134,753
NT Diversified Bond Fund G Class	23,549,204	239,495,400
NT High Income Fund G Class	6,329,044	60,822,116
		349,452,269
International Equity Funds — 17.9%
NT Emerging Markets Fund G Class	5,673,957	60,597,864
NT Global Real Estate Fund G Class	3,955,412	37,220,423
NT International Growth Fund G Class	9,949,048	112,225,259
NT International Small-Mid Cap Fund G Class	1,933,539	21,326,939
NT International Value Fund G Class	9,170,992	83,731,157
		315,101,642
International Fixed Income Funds — 7.7%
Emerging Markets Debt Fund G Class	3,789,525	37,099,451
Global Bond Fund G Class	9,734,863	98,614,166
		135,713,617
Money Market Funds — 4.5%
U.S. Government Money Market Fund G Class	79,652,703	79,652,703
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,566,026,837)		1,757,530,711
OTHER ASSETS AND LIABILITIES — 0.1%		2,001,015
TOTAL NET ASSETS — 100.0%		$1,759,531,726

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$63,007	—	$3,151	$(3,931)	$55,925	3,379	$687	—
NT Disciplined Growth Fund	58,781	—	3,589	(3,526)	51,666	4,008	1,387	—
NT Equity Growth Fund	184,257	$2,950	9,998	(12,362)	164,847	12,077	1,833	$701
NT Growth Fund	174,636	3,015	9,829	(9,058)	158,764	8,540	3,606	—
NT Heritage Fund	98,589	444	6,023	(4,201)	88,809	6,112	1,513	—
NT Large Company Value Fund	217,223	2,298	10,162	(10,879)	198,480	17,565	177	1,308
NT Mid Cap Value Fund	118,051	1,187	4,047	(10,561)	104,630	8,232	75	577
NT Small Company Fund	61,016	1,384	1,620	(6,290)	54,490	5,872	202	392
Inflation-Adjusted Bond Fund	51,895	—	1,694	(1,066)	49,135	4,427	(51)	—
NT Diversified Bond Fund	262,641	4,441	23,572	(4,015)	239,495	23,549	(1,111)	2,282
NT High Income Fund	65,822	1,014	4,777	(1,237)	60,822	6,329	(76)	1,013
NT Emerging Markets Fund	63,968	6,423	—	(9,793)	60,598	5,674	—	—
NT Global Real Estate Fund	39,687	—	575	(1,892)	37,220	3,955	(6)	—
NT International Growth Fund	123,853	3,668	1,180	(14,116)	112,225	9,949	200	—
NT International Small-Mid Cap Fund	25,707	310	207	(4,483)	21,327	1,934	69	—
NT International Value Fund	90,393	2,585	283	(8,964)	83,731	9,171	(10)	—
Emerging Markets Debt Fund	38,776	442	1,589	(529)	37,100	3,790	(83)	442
Global Bond Fund	104,874	—	5,696	(564)	98,614	9,735	(126)	—
U.S. Government Money Market Fund	80,412	2,446	3,205	—	79,653	79,653	—	417
	$1,923,588	$32,607	$91,197	$(107,467)	$1,757,531	223,951	$8,286	$7,132

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
October 31, 2018

One Choice 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 99.9%
Domestic Equity Funds — 54.5%
NT Core Equity Plus Fund G Class	3,712,049	61,434,417
NT Disciplined Growth Fund G Class	4,181,731	53,902,516
NT Equity Growth Fund G Class	12,862,602	175,574,521
NT Growth Fund G Class	9,259,009	172,124,986
NT Heritage Fund G Class	7,142,670	103,782,998
NT Large Company Value Fund G Class	19,113,667	215,984,442
NT Mid Cap Value Fund G Class	9,037,347	114,864,678
NT Small Company Fund G Class	5,618,685	52,141,399
		949,809,957
International Equity Funds — 19.9%
NT Emerging Markets Fund G Class	6,943,124	74,152,561
NT Global Real Estate Fund G Class	4,427,215	41,660,093
NT International Growth Fund G Class	10,417,921	117,514,152
NT International Small-Mid Cap Fund G Class	2,378,396	26,233,704
NT International Value Fund G Class	9,439,302	86,180,826
		345,741,336
Domestic Fixed Income Funds — 17.0%
Inflation-Adjusted Bond Fund G Class	3,797,969	42,157,453
NT Diversified Bond Fund G Class	19,844,392	201,817,467
NT High Income Fund G Class	5,446,342	52,339,342
		296,314,262
International Fixed Income Funds — 6.6%
Emerging Markets Debt Fund G Class	3,279,238	32,103,743
Global Bond Fund G Class	8,223,728	83,306,367
		115,410,110
Money Market Funds — 1.9%
U.S. Government Money Market Fund G Class	33,177,555	33,177,555
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,482,903,058)		1,740,453,220
OTHER ASSETS AND LIABILITIES — 0.1%		1,903,018
TOTAL NET ASSETS — 100.0%		$1,742,356,238

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$70,410	—	$4,364	$(4,612)	$61,434	3,712	$1,082	—
NT Disciplined Growth Fund	60,820	—	3,368	(3,549)	53,903	4,182	1,336	—
NT Equity Growth Fund	195,046	$1,687	8,244	(12,914)	175,575	12,863	1,661	$752
NT Growth Fund	189,123	1,643	8,975	(9,666)	172,125	9,259	3,800	—
NT Heritage Fund	113,906	841	6,146	(4,818)	103,783	7,143	1,708	—
NT Large Company Value Fund	237,214	2,418	11,702	(11,946)	215,984	19,114	325	1,433
NT Mid Cap Value Fund	129,054	849	3,464	(11,574)	114,865	9,037	61	634
NT Small Company Fund	58,264	563	699	(5,987)	52,141	5,619	125	380
NT Emerging Markets Fund	80,781	6,362	983	(12,007)	74,153	6,943	(130)	—
NT Global Real Estate Fund	44,165	—	384	(2,121)	41,660	4,427	(6)	—
NT International Growth Fund	128,282	4,815	1,026	(14,557)	117,514	10,418	(8)	—
NT International Small-Mid Cap Fund	31,637	103	60	(5,446)	26,234	2,378	20	—
NT International Value Fund	94,013	2,621	1,235	(9,218)	86,181	9,439	(41)	—
Inflation-Adjusted Bond Fund	43,065	41	—	(949)	42,157	3,798	—	—
NT Diversified Bond Fund	218,898	3,269	16,839	(3,511)	201,817	19,844	(835)	1,923
NT High Income Fund	54,566	856	1,980	(1,103)	52,339	5,446	(32)	856
Emerging Markets Debt Fund	32,175	506	60	(517)	32,104	3,279	(3)	373
Global Bond Fund	86,526	300	2,997	(523)	83,306	8,224	(62)	—
U.S. Government Money Market Fund	31,934	2,244	1,000	—	33,178	33,178	—	172
	$1,899,879	$29,118	$73,526	$(115,018)	$1,740,453	178,303	$9,001	$6,523

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
October 31, 2018

One Choice 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 99.9%
Domestic Equity Funds — 58.1%
NT Core Equity Plus Fund G Class	2,996,494	49,591,974
NT Disciplined Growth Fund G Class	2,772,428	35,736,594
NT Equity Growth Fund G Class	8,337,450	113,806,186
NT Growth Fund G Class	6,299,567	117,108,951
NT Heritage Fund G Class	5,121,562	74,416,293
NT Large Company Value Fund G Class	13,041,710	147,371,318
NT Mid Cap Value Fund G Class	6,126,594	77,869,005
NT Small Company Fund G Class	3,579,106	33,214,108
		649,114,429
International Equity Funds — 21.7%
NT Emerging Markets Fund G Class	5,470,194	58,421,668
NT Global Real Estate Fund G Class	3,154,699	29,685,717
NT International Growth Fund G Class	6,799,645	76,700,001
NT International Small-Mid Cap Fund G Class	1,861,644	20,533,932
NT International Value Fund G Class	6,314,534	57,651,692
		242,993,010
Domestic Fixed Income Funds — 14.4%
Inflation-Adjusted Bond Fund G Class	2,064,392	22,914,747
NT Diversified Bond Fund G Class	10,846,853	110,312,494
NT High Income Fund G Class	2,950,177	28,351,203
		161,578,444
International Fixed Income Funds — 5.7%
Emerging Markets Debt Fund G Class	1,765,394	17,283,207
Global Bond Fund G Class	4,546,073	46,051,723
		63,334,930
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $995,572,550)		1,117,020,813
OTHER ASSETS AND LIABILITIES — 0.1%		1,101,015
TOTAL NET ASSETS — 100.0%		$1,118,121,828

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$56,551	$53	$3,581	$(3,431)	$49,592	2,996	$568	—
NT Disciplined Growth Fund	41,034	313	3,074	(2,536)	35,737	2,772	1,086	—
NT Equity Growth Fund	127,349	1,928	7,217	(8,254)	113,806	8,337	992	$485
NT Growth Fund	128,831	3,156	8,277	(6,601)	117,109	6,300	2,629	—
NT Heritage Fund	80,861	1,285	4,654	(3,076)	74,416	5,122	833	—
NT Large Company Value Fund	164,027	2,552	11,145	(8,063)	147,371	13,042	144	975
NT Mid Cap Value Fund	87,705	2,213	4,267	(7,782)	77,869	6,127	30	426
NT Small Company Fund	38,558	1,242	2,561	(4,025)	33,214	3,579	367	238
NT Emerging Markets Fund	63,406	6,281	1,992	(9,273)	58,422	5,470	(239)	—
NT Global Real Estate Fund	31,407	462	681	(1,502)	29,686	3,155	3	—
NT International Growth Fund	83,648	5,287	2,792	(9,443)	76,700	6,800	(21)	—
NT International Small-Mid Cap Fund	23,761	1,021	31	(4,217)	20,534	1,862	—	—
NT International Value Fund	63,482	2,477	2,174	(6,133)	57,652	6,315	(70)	—
Inflation-Adjusted Bond Fund	23,008	493	74	(512)	22,915	2,064	(3)	—
NT Diversified Bond Fund	118,336	3,436	9,504	(1,956)	110,312	10,847	(411)	1,039
NT High Income Fund	29,137	459	640	(605)	28,351	2,950	(11)	460
Emerging Markets Debt Fund	17,159	505	110	(271)	17,283	1,765	(6)	200
Global Bond Fund	46,614	271	523	(310)	46,052	4,546	(11)	—
	$1,224,874	$33,434	$63,297	$(77,990)	$1,117,021	94,049	$5,880	$3,823

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
October 31, 2018

One Choice 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 99.9%
Domestic Equity Funds — 59.4%
NT Core Equity Plus Fund G Class	1,707,597	28,260,737
NT Disciplined Growth Fund G Class	1,643,531	21,185,116
NT Equity Growth Fund G Class	4,755,513	64,912,756
NT Growth Fund G Class	3,677,984	68,373,718
NT Heritage Fund G Class	2,893,739	42,046,026
NT Large Company Value Fund G Class	7,756,527	87,648,758
NT Mid Cap Value Fund G Class	3,342,425	42,482,216
NT Small Company Fund G Class	2,521,891	23,403,149
		378,312,476
International Equity Funds — 23.0%
NT Emerging Markets Fund G Class	3,713,399	39,659,106
NT Global Real Estate Fund G Class	1,961,419	18,456,957
NT International Growth Fund G Class	3,610,454	40,725,926
NT International Small-Mid Cap Fund G Class	1,243,799	13,719,102
NT International Value Fund G Class	3,717,980	33,945,160
		146,506,251
Domestic Fixed Income Funds — 12.6%
Inflation-Adjusted Bond Fund G Class	1,016,152	11,279,290
NT Diversified Bond Fund G Class	5,372,484	54,638,164
NT High Income Fund G Class	1,470,091	14,127,573
		80,045,027
International Fixed Income Funds — 4.9%
Emerging Markets Debt Fund G Class	886,754	8,681,322
Global Bond Fund G Class	2,253,777	22,830,758
		31,512,080
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $595,524,864)		636,375,834
OTHER ASSETS AND LIABILITIES — 0.1%		501,015
TOTAL NET ASSETS — 100.0%		$636,876,849

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$31,171	$22	$1,211	$(1,721)	$28,261	1,708	$80	—
NT Disciplined Growth Fund	23,354	162	1,219	(1,112)	21,185	1,644	225	—
NT Equity Growth Fund	71,678	1,378	3,641	(4,502)	64,913	4,756	363	$275
NT Growth Fund	73,266	2,567	4,347	(3,112)	68,374	3,678	776	—
NT Heritage Fund	44,599	1,035	2,033	(1,555)	42,046	2,894	268	—
NT Large Company Value Fund	95,550	2,228	5,491	(4,638)	87,649	7,757	(66)	577
NT Mid Cap Value Fund	46,781	1,771	1,855	(4,215)	42,482	3,342	(4)	231
NT Small Company Fund	25,526	1,254	749	(2,628)	23,403	2,522	45	166
NT Emerging Markets Fund	42,791	4,781	1,701	(6,212)	39,659	3,713	(195)	—
NT Global Real Estate Fund	19,343	308	258	(936)	18,457	1,961	1	—
NT International Growth Fund	43,980	3,463	1,754	(4,963)	40,726	3,610	(29)	—
NT International Small-Mid Cap Fund	15,409	1,466	406	(2,750)	13,719	1,244	(3)	—
NT International Value Fund	37,253	2,200	1,962	(3,546)	33,945	3,718	(81)	—
Inflation-Adjusted Bond Fund	11,440	93	—	(254)	11,279	1,016	—	—
NT Diversified Bond Fund	57,772	2,931	5,098	(967)	54,638	5,372	(204)	512
NT High Income Fund	14,331	376	276	(303)	14,128	1,470	(5)	227
Emerging Markets Debt Fund	8,544	288	13	(138)	8,681	887	(1)	100
Global Bond Fund	22,980	411	410	(150)	22,831	2,254	(8)	—
	$685,768	$26,734	$32,424	$(43,702)	$636,376	53,546	$1,162	$2,088

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
October 31, 2018

One Choice 2060 Portfolio - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.4%
NT Core Equity Plus Fund G Class	262,970	4,352,158
NT Disciplined Growth Fund G Class	262,615	3,385,110
NT Equity Growth Fund G Class	766,018	10,456,144
NT Growth Fund G Class	581,436	10,808,889
NT Heritage Fund G Class	457,404	6,646,085
NT Large Company Value Fund G Class	1,223,234	13,822,540
NT Mid Cap Value Fund G Class	513,645	6,528,424
NT Small Company Fund G Class	412,626	3,829,166
		59,828,516
International Equity Funds — 23.5%
NT Emerging Markets Fund G Class	593,720	6,340,925
NT Global Real Estate Fund G Class	313,459	2,949,647
NT International Growth Fund G Class	518,587	5,849,659
NT International Small-Mid Cap Fund G Class	217,593	2,400,050
NT International Value Fund G Class	584,103	5,332,857
		22,873,138
Domestic Fixed Income Funds — 10.9%
Inflation-Adjusted Bond Fund G Class	133,798	1,485,160
NT Diversified Bond Fund G Class	723,291	7,355,866
NT High Income Fund G Class	192,182	1,846,874
		10,687,900
International Fixed Income Funds — 4.2%
Emerging Markets Debt Fund G Class	115,255	1,128,351
Global Bond Fund G Class	290,790	2,945,702
		4,074,053
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $98,029,671)		97,463,607
OTHER ASSETS AND LIABILITIES†		(92)
TOTAL NET ASSETS — 100.0%		$97,463,515

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$4,098	$575	$70	$(251)	$4,352	263	$(1)	—
NT Disciplined Growth Fund	3,148	437	49	(151)	3,385	263	—	—
NT Equity Growth Fund	9,783	1,506	167	(666)	10,456	766	(2)	$41
NT Growth Fund	9,977	1,520	287	(401)	10,809	581	—	—
NT Heritage Fund	6,106	903	137	(226)	6,646	457	(1)	—
NT Large Company Value Fund	13,219	1,901	579	(718)	13,823	1,223	(12)	86
NT Mid Cap Value Fund	6,235	1,091	176	(622)	6,528	514	(5)	33
NT Small Company Fund	3,635	686	72	(420)	3,829	413	(5)	26
NT Emerging Markets Fund	5,897	1,535	162	(929)	6,341	594	(30)	—
NT Global Real Estate Fund	2,749	360	10	(149)	2,950	313	—	—
NT International Growth Fund	5,470	1,145	90	(675)	5,850	519	(3)	—
NT International Small-Mid Cap Fund	2,270	579	4	(445)	2,400	218	—	—
NT International Value Fund	5,081	941	171	(518)	5,333	584	(13)	—
Inflation-Adjusted Bond Fund	1,378	153	14	(32)	1,485	134	—	—
NT Diversified Bond Fund	6,904	849	256	(141)	7,356	723	(13)	65
NT High Income Fund	1,734	192	40	(39)	1,847	192	(1)	29
Emerging Markets Debt Fund	1,040	118	14	(16)	1,128	115	(1)	13
Global Bond Fund	2,754	306	96	(18)	2,946	291	(2)	—
	$91,478	$14,797	$2,394	$(6,417)	$97,464	8,163	$(89)	$293

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Conservative
October 31, 2018

One Choice Portfolio: Very Conservative - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 52.7%
Diversified Bond Fund Investor Class	8,449,905	86,020,033
Inflation-Adjusted Bond Fund Investor Class	3,795,552	42,092,676
NT High Income Fund Investor Class	902,073	8,668,922
Short Duration Fund Investor Class	2,950,332	29,709,841
Short Duration Inflation Protection Bond Fund Investor Class	5,418,463	54,726,475
		221,217,947
Domestic Equity Funds — 24.5%
Core Equity Plus Fund Investor Class	269,081	4,100,795
Equity Growth Fund Investor Class	499,490	16,223,430
Growth Fund Investor Class	361,804	12,641,440
Heritage Fund Investor Class	269,504	6,249,797
Large Company Value Fund Investor Class	2,665,023	26,543,633
Mid Cap Value Fund Investor Class	1,234,324	20,255,254
NT Disciplined Growth Fund Investor Class	316,340	4,061,806
Real Estate Fund Investor Class	315,447	8,542,305
Small Company Fund Investor Class	273,270	4,058,056
		102,676,516
International Fixed Income Funds — 16.7%
Emerging Markets Debt Fund Investor Class	675,778	6,615,869
Global Bond Fund Investor Class	3,369,359	33,794,667
International Bond Fund Investor Class	2,381,332	29,528,516
		69,939,052
Money Market Funds — 6.1%
U.S. Government Money Market Fund Investor Class	25,514,828	25,514,828
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $386,829,354)		419,348,343
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$419,348,343

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$90,234	$1,217	$3,788	$(1,643)	$86,020	8,450	$(167)	$684
Inflation-Adjusted Bond Fund	43,910	332	1,268	(881)	42,093	3,796	(157)	—
NT High Income Fund	8,877	122	144	(186)	8,669	902	(3)	122
Short Duration Fund	30,837	212	1,273	(66)	29,710	2,950	(55)	195
Short Duration Inflation Protection Bond Fund	57,056	458	2,733	(55)	54,726	5,418	(109)	—
Core Equity Plus Fund	4,415	24	69	(269)	4,101	269	17	—
Equity Growth Fund	19,694	370	2,610	(1,231)	16,223	500	258	44
Growth Fund	14,058	464	1,252	(629)	12,641	362	157	—
Heritage Fund	6,475	220	214	(231)	6,250	270	23	—
Large Company Value Fund	27,771	1,017	849	(1,395)	26,544	2,665	40	108
Mid Cap Value Fund	22,339	463	538	(2,009)	20,255	1,234	17	57
NT Disciplined Growth Fund	4,331	51	98	(222)	4,062	316	40	—
Real Estate Fund	8,872	238	315	(253)	8,542	316	2	59
Small Company Fund	2,172	2,327	16	(425)	4,058	273	37	1
Emerging Markets Debt Fund	6,645	78	—	(107)	6,616	676	—	61
Global Bond Fund	35,136	206	1,256	(291)	33,795	3,369	(20)	—
International Bond Fund	30,738	727	916	(1,021)	29,528	2,381	(78)	—
U.S. Government Money Market Fund	26,393	115	993	—	25,515	25,515	—	105
	$439,953	$8,641	$18,332	$(10,914)	$419,348	59,662	$2	$1,436

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
October 31, 2018

One Choice Portfolio: Conservative - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 35.1%
Diversified Bond Fund Investor Class	25,176,533	256,297,105
Inflation-Adjusted Bond Fund Investor Class	7,941,502	88,071,252
NT High Income Fund Investor Class	2,639,722	25,367,723
Short Duration Inflation Protection Bond Fund Investor Class	6,317,270	63,804,427
		433,540,507
Domestic Equity Funds — 32.5%
Core Equity Plus Fund Investor Class	1,685,318	25,684,242
Equity Growth Fund Investor Class	2,569,312	83,451,248
Growth Fund Investor Class	1,947,065	68,030,466
Heritage Fund Investor Class	1,768,795	41,018,368
Large Company Value Fund Investor Class	7,950,178	79,183,768
Mid Cap Value Fund Investor Class	4,274,215	70,139,872
NT Disciplined Growth Fund Investor Class	1,548,402	19,881,485
Small Company Fund Investor Class	895,612	13,299,837
		400,689,286
International Fixed Income Funds — 14.7%
Emerging Markets Debt Fund Investor Class	2,498,722	24,462,488
Global Bond Fund Investor Class	8,865,155	88,917,503
International Bond Fund Investor Class	5,479,229	67,942,443
		181,322,434
International Equity Funds — 11.4%
International Growth Fund Investor Class	5,362,723	64,567,180
NT Global Real Estate Fund Investor Class	2,623,564	24,477,853
NT International Small-Mid Cap Fund Investor Class	1,031,356	11,221,157
NT International Value Fund Investor Class	4,428,780	39,991,882
		140,258,072
Money Market Funds — 6.3%
U.S. Government Money Market Fund Investor Class	77,207,036	77,207,036
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,115,765,144)		1,233,017,335
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,233,017,335

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$265,907	$2,025	$6,588	$(5,047)	$256,297	25,177	$(332)	$2,025
Inflation-Adjusted Bond Fund	90,215	—	—	(2,144)	88,071	7,942	—	—
NT High Income Fund	25,565	355	—	(552)	25,368	2,640	—	355
Short Duration Inflation Protection Bond Fund	63,994	—	—	(190)	63,804	6,317	—	—
Core Equity Plus Fund	27,268	—	—	(1,584)	25,684	1,685	—	—
Equity Growth Fund	82,384	6,442	—	(5,375)	83,451	2,569	—	205
Growth Fund	71,813	—	999	(2,784)	68,030	1,947	120	—
Heritage Fund	43,797	—	1,189	(1,590)	41,018	1,769	180	—
Large Company Value Fund	84,314	329	1,215	(4,244)	79,184	7,950	24	329
Mid Cap Value Fund	76,907	201	—	(6,968)	70,140	4,274	—	200
NT Disciplined Growth Fund	20,795	—	—	(913)	19,882	1,548	—	—
Small Company Fund	15,122	5	367	(1,460)	13,300	896	43	5
Emerging Markets Debt Fund	24,634	226	—	(397)	24,463	2,499	—	225
Global Bond Fund	89,715	—	—	(797)	88,918	8,865	—	—
International Bond Fund	69,538	917	—	(2,513)	67,942	5,479	—	—
International Growth Fund	79,340	—	6,424	(8,349)	64,567	5,363	(256)	—
NT Global Real Estate Fund	25,790	—	—	(1,312)	24,478	2,624	—	—
NT International Small-Mid Cap Fund	13,604	—	—	(2,383)	11,221	1,031	—	—
NT International Value Fund	54,341	—	10,072	(4,277)	39,992	4,429	(616)	—
U.S. Government Money Market Fund	76,900	307	—	—	77,207	77,207	—	307
	$1,301,943	$10,807	$26,854	$(52,879)	$1,233,017	172,211	$(837)	$3,651

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
October 31, 2018

One Choice Portfolio: Moderate - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.9%
Core Equity Plus Fund Investor Class	5,009,993	76,352,299
Equity Growth Fund Investor Class	6,270,946	203,680,312
Growth Fund Investor Class	4,067,623	142,122,762
Heritage Fund Investor Class	4,012,659	93,053,573
Large Company Value Fund Investor Class	14,735,598	146,766,553
Mid Cap Value Fund Investor Class	5,887,262	96,609,968
NT Disciplined Growth Fund Investor Class	3,094,161	39,729,022
Small Company Fund Investor Class	1,535,512	22,802,348
		821,116,837
Domestic Fixed Income Funds — 23.7%
Diversified Bond Fund Investor Class	26,716,901	271,978,051
Inflation-Adjusted Bond Fund Investor Class	8,443,346	93,636,704
NT High Income Fund Investor Class	5,026,819	48,307,733
Short Duration Inflation Protection Bond Fund Investor Class	1,891,505	19,104,201
		433,026,689
International Equity Funds — 18.0%
Emerging Markets Fund Investor Class	6,431,604	62,515,196
International Growth Fund Investor Class	9,573,711	115,267,475
NT Global Real Estate Fund Investor Class	3,949,995	36,853,455
NT International Small-Mid Cap Fund Investor Class	2,351,749	25,587,026
NT International Value Fund Investor Class	9,860,827	89,043,265
		329,266,417
International Fixed Income Funds — 9.2%
Emerging Markets Debt Fund Investor Class	3,786,709	37,071,884
Global Bond Fund Investor Class	9,459,776	94,881,551
International Bond Fund Investor Class	2,945,853	36,528,582
		168,482,017
Money Market Funds — 4.2%
U.S. Government Money Market Fund Investor Class	77,686,492	77,686,492
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,551,678,782)		1,829,578,452
OTHER ASSETS AND LIABILITIES†		(336)
TOTAL NET ASSETS — 100.0%		$1,829,578,116

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Core Equity Plus Fund	$81,871	—	$779	$(4,740)	$76,352	5,010	$39	—
Equity Growth Fund	214,122	$2,608	—	(13,050)	203,680	6,271	—	$519
Growth Fund	154,281	—	5,646	(6,512)	142,123	4,068	1,107	—
Heritage Fund	103,407	—	6,304	(4,049)	93,054	4,013	940	—
Large Company Value Fund	156,707	610	2,651	(7,899)	146,767	14,736	96	609
Mid Cap Value Fund	105,931	276	—	(9,597)	96,610	5,887	—	276
NT Disciplined Growth Fund	42,021	—	435	(1,857)	39,729	3,094	48	—
Small Company Fund	25,498	2,315	1,342	(3,669)	22,802	1,536	1,336	8
Diversified Bond Fund	281,692	2,146	6,498	(5,362)	271,978	26,717	(337)	2,145
Inflation-Adjusted Bond Fund	95,916	—	—	(2,279)	93,637	8,443	—	—
NT High Income Fund	48,682	677	—	(1,051)	48,308	5,027	—	677
Short Duration Inflation Protection Bond Fund	19,161	—	—	(57)	19,104	1,892	—	—
Emerging Markets Fund	72,528	590	—	(10,603)	62,515	6,432	—	—
International Growth Fund	131,921	136	1,770	(15,020)	115,267	9,574	(59)	—
NT Global Real Estate Fund	38,828	—	—	(1,975)	36,853	3,950	—	—
NT International Small-Mid Cap Fund	31,020	—	—	(5,433)	25,587	2,352	—	—
NT International Value Fund	104,237	—	5,317	(9,877)	89,043	9,861	(397)	—
Emerging Markets Debt Fund	37,332	342	—	(602)	37,072	3,787	—	341
Global Bond Fund	95,733	—	—	(851)	94,882	9,460	—	—
International Bond Fund	37,884	—	—	(1,355)	36,529	2,946	—	—
U.S. Government Money Market Fund	77,378	308	—	—	77,686	77,686	—	309
	$1,956,150	$10,008	$30,742	$(105,838)	$1,829,578	212,742	$2,773	$4,884

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
October 31, 2018

One Choice Portfolio: Aggressive - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 53.3%
Core Equity Plus Fund Investor Class	3,877,045	59,086,173
Equity Growth Fund Investor Class	4,297,820	139,593,205
Growth Fund Investor Class	4,075,419	142,395,125
Heritage Fund Investor Class	4,145,034	96,123,339
Large Company Value Fund Investor Class	11,639,091	115,925,342
Mid Cap Value Fund Investor Class	4,329,479	71,046,756
NT Disciplined Growth Fund Investor Class	3,061,074	39,304,186
Small Company Fund Investor Class	1,359,719	20,191,833
		683,665,959
International Equity Funds — 24.9%
Emerging Markets Fund Investor Class	8,494,570	82,567,218
International Growth Fund Investor Class	8,594,515	103,477,961
NT Global Real Estate Fund Investor Class	4,178,263	38,983,196
NT International Small-Mid Cap Fund Investor Class	2,136,728	23,247,606
NT International Value Fund Investor Class	7,924,073	71,554,376
		319,830,357
Domestic Fixed Income Funds — 16.0%
Diversified Bond Fund Investor Class	9,009,244	91,714,103
Inflation-Adjusted Bond Fund Investor Class	3,608,631	40,019,721
NT High Income Fund Investor Class	6,267,441	60,230,109
Short Duration Inflation Protection Bond Fund Investor Class	1,346,579	13,600,448
		205,564,381
International Fixed Income Funds — 4.7%
Emerging Markets Debt Fund Investor Class	2,021,479	19,790,284
Global Bond Fund Investor Class	4,043,214	40,553,437
		60,343,721
Money Market Funds — 1.1%
U.S. Government Money Market Fund Investor Class	13,724,013	13,724,013
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,059,724,779)		1,283,128,431
OTHER ASSETS AND LIABILITIES†		(26,218)
TOTAL NET ASSETS — 100.0%		$1,283,102,213

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Core Equity Plus Fund	$62,741	—	$10	$(3,645)	$59,086	3,877	—	—
Equity Growth Fund	132,232	$16,407	—	(9,046)	139,593	4,298	—	$357
Growth Fund	154,773	—	6,148	(6,230)	142,395	4,075	$754	—
Heritage Fund	105,468	—	5,381	(3,964)	96,123	4,145	741	—
Large Company Value Fund	122,952	481	1,309	(6,199)	115,925	11,639	34	481
Mid Cap Value Fund	76,478	1,619	—	(7,050)	71,047	4,329	—	203
NT Disciplined Growth Fund	42,945	—	1,707	(1,934)	39,304	3,061	192	—
Small Company Fund	21,164	4,141	1,621	(3,492)	20,192	1,360	1,531	6
Emerging Markets Fund	83,162	12,579	—	(13,174)	82,567	8,495	—	—
International Growth Fund	118,004	2,737	3,862	(13,401)	103,478	8,595	(113)	—
NT Global Real Estate Fund	41,072	—	—	(2,089)	38,983	4,178	—	—
NT International Small-Mid Cap Fund	27,700	454	—	(4,906)	23,248	2,137	—	—
NT International Value Fund	84,621	2,137	7,458	(7,746)	71,554	7,924	(515)	—
Diversified Bond Fund	94,530	1,505	2,524	(1,797)	91,714	9,009	(125)	723
Inflation-Adjusted Bond Fund	40,994	—	—	(974)	40,020	3,609	—	—
NT High Income Fund	62,251	864	1,607	(1,278)	60,230	6,267	(55)	864
Short Duration Inflation Protection Bond Fund	13,641	—	—	(40)	13,601	1,347	—	—
Emerging Markets Debt Fund	19,929	182	—	(321)	19,790	2,021	—	182
Global Bond Fund	40,917	—	—	(363)	40,554	4,043	—	—
U.S. Government Money Market Fund	13,670	54	—	—	13,724	13,724	—	55
	$1,359,244	$43,160	$31,627	$(87,649)	$1,283,128	108,133	$2,444	$2,871

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
October 31, 2018

One Choice Portfolio: Very Aggressive - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 69.8%
Core Equity Plus Fund Investor Class	970,052	14,783,595
Equity Growth Fund Investor Class	1,133,003	36,799,945
Growth Fund Investor Class	1,117,072	39,030,510
Heritage Fund Investor Class	1,170,511	27,144,145
Large Company Value Fund Investor Class	3,294,707	32,815,279
Mid Cap Value Fund Investor Class	1,445,483	23,720,376
NT Disciplined Growth Fund Investor Class	966,747	12,413,033
Small Company Fund Investor Class	1,158,072	17,197,364
		203,904,247
International Equity Funds — 30.2%
Emerging Markets Fund Investor Class	2,067,547	20,096,561
International Growth Fund Investor Class	2,338,790	28,159,032
NT Global Real Estate Fund Investor Class	1,022,310	9,538,148
NT International Small-Mid Cap Fund Investor Class	733,853	7,984,323
NT International Value Fund Investor Class	2,497,123	22,549,018
		88,327,082
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $213,720,166)		292,231,329
OTHER ASSETS AND LIABILITIES†		(3,155)
TOTAL NET ASSETS — 100.0%		$292,228,174

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Core Equity Plus Fund	$15,703	—	$7	$(912)	$14,784	970	—	—
Equity Growth Fund	38,349	$811	—	(2,360)	36,800	1,133	—	$93
Growth Fund	42,503	—	1,702	(1,770)	39,031	1,117	$239	—
Heritage Fund	29,061	—	832	(1,085)	27,144	1,171	155	—
Large Company Value Fund	36,090	138	1,642	(1,771)	32,815	3,295	(3)	138
Mid Cap Value Fund	26,009	68	—	(2,357)	23,720	1,445	—	68
NT Disciplined Growth Fund	13,347	—	339	(595)	12,413	967	36	—
Small Company Fund	17,971	1,326	274	(1,826)	17,197	1,158	58	6
Emerging Markets Fund	22,992	473	—	(3,368)	20,097	2,068	—	—
International Growth Fund	33,609	—	1,789	(3,661)	28,159	2,339	(59)	—
NT Global Real Estate Fund	10,049	—	—	(511)	9,538	1,022	—	—
NT International Small-Mid Cap Fund	9,679	—	—	(1,695)	7,984	734	—	—
NT International Value Fund	27,539	—	2,540	(2,450)	22,549	2,497	(194)	—
	$322,901	$2,816	$9,125	$(24,361)	$292,231	19,916	$232	$305

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 28, 2018

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	December 28, 2018